CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares
Accounts payable	$ 20,014
Salary and welfare payables	7,286
Taxes payable	5,076
Deferred revenue	1,173
Accrued liabilities and other payables	$ 4,784
Shareholder's Equity:
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	0
Ordinary shares, shares issued (in shares)	0
Ordinary shares, shares outstanding (in shares)	0
Treasury stock (in shares)	2,561,468
Series A-1 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Series A-2 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Series B-1 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Series B-2 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Series B-3 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Series B-4 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Series C-1 Convertible Redeemable Preferred Stock
Mezzanine equity
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001	0.0001
Convertible redeemable preferred shares, shares authorized (in shares)	0
Convertible redeemable preferred shares, shares issued (in shares)	0
Convertible redeemable preferred shares, shares outstanding (in shares)	0
Class A ordinary shares
Shareholder's Equity:
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300
Ordinary shares, shares issued (in shares)	841,275,820
Ordinary shares, shares outstanding (in shares)	841,275,820
Class B ordinary shares
Shareholder's Equity:
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700